Net Loss Per Share - Schedule of Diluted Loss Per Share Anti-Dilutive (Details) - shares		3 Months Ended				9 Months Ended				12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2024		Dec. 31, 2023		Mar. 31, 2024	Mar. 31, 2023
Schedule of Diluted Loss per Share Anti-Dilutive [Line Items]
Anti-dilutive shares		17,471,229		11,513,580		14,367,026		11,504,509		11,913,273	4,272,200
Convertible preferred stock [Member]
Schedule of Diluted Loss per Share Anti-Dilutive [Line Items]
Anti-dilutive shares
Preferred stock warrants [Member]
Schedule of Diluted Loss per Share Anti-Dilutive [Line Items]
Anti-dilutive shares											1,037,177
Stock options [Member]
Schedule of Diluted Loss per Share Anti-Dilutive [Line Items]
Anti-dilutive shares	[1]	204		7		204		2
SSCPN [Member]
Schedule of Diluted Loss per Share Anti-Dilutive [Line Items]
Anti-dilutive shares											15,307
Public warrants [Member]
Schedule of Diluted Loss per Share Anti-Dilutive [Line Items]
Anti-dilutive shares		11,500,000		11,500,000		11,500,000		11,500,000		11,500,000
Private warrants [Member]
Schedule of Diluted Loss per Share Anti-Dilutive [Line Items]
Anti-dilutive shares		380,011	[1]	12,876	[1]	380,011	[1]	4,276	[1]	380,011
Unsecured convertible note [Member]
Schedule of Diluted Loss per Share Anti-Dilutive [Line Items]
Anti-dilutive shares				697				231		33,058
Warrants issued along with redeemable promissory note [Member]
Schedule of Diluted Loss per Share Anti-Dilutive [Line Items]
Anti-dilutive shares		1,499,996				1,118,179
Warrants issued in November 2024 and December 2024 offering [Member]
Schedule of Diluted Loss per Share Anti-Dilutive [Line Items]
Anti-dilutive shares		4,091,018				1,368,632

[1]	The computation of diluted earnings per common share excludes the 204 common stock options (20,425 prior to Reverse Stock Split) for the three months and nine months ended December 31, 2024 respectively and 7 common stock options (674 prior to Reverse Stock Split) for the three months and 2 common stock options (224 prior to Reverse Stock Split) for the nine months ended December 31, 2023 respectively and the 380,011 private warrants (37,956,206 prior to Reverse Stock Split) for the three months and nine months ended December 31, 2024 respectively and 12,876 private warrants (1,287,616 prior to Reverse Stock Split) for the three months and 4,276 private warrants (427,639 prior to Reverse Stock Split) for nine months ended December 31, 2023 respectively.